FUNDS FROM SECURITIES ISSUED	12 Months Ended
Dec. 31, 2022
Funds From Securities Issued
FUNDS FROM SECURITIES ISSUED

19)	FUNDS FROM SECURITIES ISSUED

a)	Composition by type of security issued and location

	R$ thousands
	On December 31, 2022	On December 31, 2021
Instruments Issued – Brazil:
Real estate credit notes	51,258,545	41,461,933
Agribusiness notes	31,176,213	17,300,060
Financial bills	93,772,038	79,752,267
Real Estate Secured Bill (LIG)	30,290,640	13,936,949
Subtotal	206,497,436	152,451,209
Securities – Overseas:
Euronotes	3,934,384	1,849,851
Securities issued through securitization – (item (b))	8,456,444	9,135,795
Subtotal	12,390,828	10,985,646
Structured Operations Certificates	3,369,064	2,791,687
Total	222,257,328	166,228,542

b)	Securities issued through securitization

Since 2003, Bradesco uses certain arrangements to optimize its activities of funding and liquidity management by means of a Specific Purpose Entity (SPE). This SPE, which is named International Diversified Payment Rights Company, is financed with long-term bonds which are settled with the future cash flow of the corresponding assets, basically comprising current and future flow of payment orders sent by individuals and legal entities abroad to beneficiaries in Brazil for whom Bradesco acts as payer.

The long-term instruments issued by the SPE and sold to investors will be settled with funds from the payment orders flows. The Company is required to redeem the instruments in specific cases of default or upon closing of the operations of the SPE.

The funds deriving from the sale of current and future payment orders flows, received by the SPE, must be maintained in a specific bank account until they reach a given minimum level.

c)	Changes in securities issued

	R$ thousands
	2022	2021
Opening balances on January 1	166,228,542	144,903,825
Issuance	101,692,599	105,221,591
Interest accrued	21,101,371	7,543,275
Settlement and interest payments	(64,795,895)	(92,274,643)
Exchange variation and others	(1,969,289)	834,494
Closing balance on December 31	222,257,328	166,228,542